Operating Leases (Details 1) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Aug. 01, 2023
Operating Leases
2024 (remaining period)	$ 64,827	$ 257,508
2025	260,611	260,611
2026	250,152	250,152
2027	102,060	102,060
2028	93,555	93,555
Total minimum lease payments	771,205	963,886
Less: Imputed interest	50,737	76,858
Present value of lease liabilities	$ 720,468	$ 887,028	$ 642,523